NEW RIVER FUNDS

Supplement dated June 16, 2008

to the Prospectus

Dated January 18, 2008

On June 11, 2008, New River Advisers LLC (the “Manager”), the investment manager of the New River Funds (the “Funds”), was sold by its owner, Third Security, LLC, to CMT Holdings, Inc., the parent company of SouthernSun Asset Management, Inc. (“SouthernSun”).  SouthernSun currently serves as sub-adviser to the Small Cap Fund.

The sale of the Manager resulted in an assignment of the Investment Management Agreement between the Funds and the Manager.  As required by the Investment Company Act of 1940, as amended (the “1940 Act”), the Investment Management Agreement contained a provision that it would automatically terminate in the event of its assignment.  Therefore, the Investment Management Agreement was terminated as a result of the consummation of the sale of the Manager.  Furthermore, the termination of the Investment Management Agreement resulted in the termination of:  (1) the Sub-Advisory Agreement between the Manager and SouthernSun relating to the Small Cap Fund, and (2) the Sub-Advisory Agreement between the Manager and Howe and Rusling, Inc. (“Howe and Rusling”) relating to the Core Equity Fund (the Investment Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Former Agreements”).

At a meeting held on June 10, 2008, the Board of Trustees of the Funds, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, approved, in reliance on Rule 15a-4 under the 1940 Act, the following interim agreements (collectively, the “Interim Agreements”):  (1) an Interim Investment Management Agreement between the Funds and the Manager, (2) an Interim Sub-Advisory Agreement between the Manager and SouthernSun relating to the Small Cap Fund, and (3) an Interim Sub-Advisory Agreement between the Manager and Howe and Rusling, Inc. relating to the Core Equity Fund.

Each Interim Agreement became effective on June 11, 2008, and will remain in effect until such time as the shareholders of the applicable Fund either approve a final management agreement or sub-advisory agreement, or 150 days, whichever occurs first.  The management fee paid by the Funds to the Manager and the sub-advisory fees paid by the Manager to SouthernSun and Howe and Rusling under the Interim Agreements are the same as the counterpart management and sub-advisory fees under the Former Agreements, and did not change as a result of the sale.  There are no material differences between an Interim Agreement and its counterpart Former Agreement, except as to the start date and duration of such agreements and additional provisions including specific termination provisions contained in the Interim Agreement as required under Rule 15a-4.

In connection with the sale of the Manager, the Manager agreed to extend its contractual commitment to waive its management fees and/or to make payments to limit the Funds’ expenses, other than extraordinary, non-recurring or acquired fund fees and expenses, from December 31, 2008 to January 31, 2010.

All references to the address of the Manager in the Prospectus are replaced with the following address:

New River Advisers LLC, 6000 Poplar Avenue, Suite 220, Memphis, TN 38119.

In  the table immediately following the first paragraph of the section entitled:  “FEES AND EXPENSES” on page 9 of the Prospectus, the following note replaces the second note to such table:

(2)

New River Advisers LLC has agreed contractually to waive its management fees and/or to make payments to limit Fund expenses, other than extraordinary, non-recurring or acquired fund fees and expenses, at least until January 31, 2010, such that the total annual operating expenses of the Small Cap Fund and Core Equity Fund will not exceed 1.50% and 1.30%, respectively, of average daily net assets, subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

The following text replaces the entire section entitled:  “MANAGEMENT OF THE FUNDS – MANAGER” on page 11 of the Prospectus:

New River Advisers LLC, 6000 Poplar Avenue, Suite 220, Memphis, TN 38119, serves as the investment manager (“Manager”) to each of the Funds and is registered as an investment adviser with the Securities and Exchange Commission (“SEC”). The Manager is wholly owned by CMT Holdings, Inc.  CMT Holdings, Inc. wholly owns SouthernSun Asset Management, Inc., which is a registered investment advisory firm that has been in business since 1989.

The Manager has overall supervisory responsibility for the general management and investment of each Fund and its securities portfolio. Subject to review and approval by the Board of Trustees of New River Funds, the Manager sets each Fund’s overall investment strategies, evaluates, selects and recommends sub-advisers to manage the assets of each Fund and supervises and evaluates the performance of the sub-advisers. The Manager may, in the future, directly manage the assets of funds within the fund complex.

The Small Cap Fund and Core Equity Fund pay a management fee to the Manager equal to 1.00% and 0.80%, respectively, of the average net assets. The Manager has contractually agreed to waive its management fees and/or to make payments to limit the Funds’ expenses, other than extraordinary, non-recurring or acquired fund fees and expenses, at least until January 31, 2010, so that the total annual operating expenses of each Fund do not exceed specified limits. Waivers and expense payments may be recouped by the Manager from a Fund to the extent that overall expenses fall below the specified limits within three years of when the amounts were waived or paid.

On June 11, 2008, Third Security, LLC, the former owner of the Manager, sold its ownership interest in the Manager to CMT Holdings, Inc.  The sale resulted in an assignment of the management agreement between the Funds and the Manager, which, for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), is deemed to automatically terminate the management agreement.  At a meeting held on June 10, 2008, in reliance on Rule 15a-4 under the 1940 Act, the Board of Trustees of the Funds, including a majority of the Funds’ Board who are not “interested persons,” as that term is defined in the 1940 Act, approved an Interim Investment Management Agreement on behalf of the Funds between the Manager and the Funds.  The Interim Investment Management Agreement became effective on June 11, 2008.  The Interim Management Investment Agreement will remain in effect with respect to a Fund until such time as the shareholders of such Fund approve a final management agreement or 150 days, whichever occurs first.

The management fee paid by the Funds to the Manager did not change as a result of the sale.  In addition, the Manager continues to pay SouthernSun and Howe and Rusling an amount equal to 40% of the management fee received by the Manager from the Funds, subject to the terms of the Interim Sub-Advisory Agreements with SouthernSun and Howe and Rusling.

A discussion regarding the basis for the Board of Trustees’ approval of the Interim Investment Management Agreement will be available in the Funds’ Annual Report to Shareholders for the fiscal year ended September 30, 2008.

The following text is added to the end of the section entitled:  “MANAGEMENT OF THE FUNDS – SUB-ADVISERS – SouthernSun Asset Management” starting on page 11 of the Prospectus:

The June 11, 2008 sale of the Manager by Third Security, LLC to CMT Holdings, Inc., resulted in the termination of the Sub-Advisory Agreement between the Manager and SouthernSun on behalf of the Small Cap Fund.  At a meeting held on June 10, 2008, in reliance on Rule 15a-4 under the 1940 Act, the Board of Trustees of the Trust, including a majority of the Trust’s Board who are not “interested persons,” as that term is defined in the 1940 Act, approved an Interim Sub-Advisory Agreement on behalf of the Small Cap Fund between the Manager and SouthernSun.  The Interim Sub-Advisory Agreement became effective on June 11, 2008, and will remain in effect until such time as the shareholders of the Small Cap Fund approve a final sub-advisory agreement or 150 days, whichever occurs first.

The management fee paid by the Small Cap Fund to the Manager did not change as a result of the sale.  In addition, the Manager continues to pay SouthernSun an amount equal to 40% of the management fee received by the Manager from the Small Cap Fund, subject to the terms of the Interim Sub-Advisory Agreement.

A discussion regarding the basis for the Board of Trustees’ approval of the Interim Sub-Advisory Agreement will be available in the Funds’ Annual Report to Shareholders for the fiscal year ended September 30, 2008.

The following text is added to the end of the section entitled:  “MANAGEMENT OF THE FUNDS – SUB-ADVISERS – Howe and Rusling” on page 12 of the Prospectus:

The June 11, 2008 sale of the Manager by Third Security, LLC to CMT Holdings, Inc., resulted in the termination of the Sub-Advisory Agreement between the Manager and Howe and Rusling on behalf of the Core Equity Fund.  At a meeting held on June 10, 2008, in reliance on Rule 15a-4 under the 1940 Act, the Board of Trustees of the Trust, including a majority of the Trust’s Board who are not “interested persons,” as that term is defined in the 1940 Act, approved an Interim Sub-Advisory Agreement on behalf of the Core Equity Fund between the Manager and Howe and Rusling.  The Interim Sub-Advisory Agreement became effective on June 11, 2008, and will remain in effect until such time as the shareholders of the Core Equity Fund approve a final sub-advisory agreement or 150 days, whichever occurs first.

The management fee paid by the Core Equity Fund to the Manager did not change as a result of the sale.  In addition, the Manager continues to pay Howe and Rusling an amount equal to 40% of the management fee received by the Manager from the Core Equity Fund, subject to the terms of the Interim Sub-Advisory Agreement.

A discussion regarding the basis for the Board of Trustees’ approval of the Interim Sub-Advisory Agreement will be available in the Funds’ Annual Report to Shareholders for the fiscal year ended September 30, 2008.

* * * * * * * * * * * *

Please Retain This Supplement for Your Future Reference.

NEW RIVER FUNDS

Supplement dated June 16, 2008

to the Statement of Additional Information

Dated January 18, 2008

The following text replaces the information relating to Messrs. Koppler and Fisher in the chart immediately following the first paragraph of the section entitled:  “TRUSTEES AND OFFICERS” on page 11 of the SAI:

Name, Address, and Age	Positions Held with the Trust	Year of Election or Appointment	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEES:
Doit L. Koppler II, CPA* 1881 Grove Avenue Radford, VA 24141 Age: 44	Chairman, Chief Executive Officer, Principal Executive Officer, Chief Financial Officer, Principal Financial Officer and Treasurer	2003	Managing Director and Treasurer of Third Security, LLC since 2001; President and Chief Executive Officer of New River Advisers LLC from September 2007 to June 2008; Treasurer of Howe and Rusling, Inc. from 2002 to October 2006.	2	None
OFFICERS:
Theodore J. Fisher 1881 Grove Avenue Radford, VA 24141 Age: 37	Chief Legal Officer and Secretary	2003

Associate General Counsel of Third Security, LLC since 2003; Chief Compliance Officer of New River Advisers LLC from September 2007 to June 2008; from 1996 to 2003, an Associate on the Global Capital Markets and Mergers and Acquisitions Team at Hunton & Williams LLP (law firm), Richmond, Virginia.

				n/a	n/a

The following text replaces the first footnote to the chart immediately following the first paragraph of the section entitled:  “TRUSTEES AND OFFICERS” on page 12 of the SAI:

* Mr. Koppler is considered to be an “interested” Trustee because of his former officer position with the Manager.

The following text replaces the section entitled:  “MANAGEMENT AND OTHER SERVICES” on page 15 of the SAI:

The manager of the Trust is New River Advisers LLC, 6000 Poplar Avenue, Suite 220, Memphis, TN 38119.  CMT Holdings, Inc., 6000 Poplar Avenue, Suite 220, Memphis, TN 38119, owns 100% of the interests of the Manager.   Earl W. Powell, Marko Dimitrijevic, Michael W. Cook and Andrew G. Taylor each own, directly or indirectly, more than 10% of CMT Holdings, Inc. Mr. Powell serves as Chairman of the Board of Atlantis Plastics, Inc. and as Chairman of the Board, President and Chief Executive Officer of TriVest Partners, L.P., a private investment firm formed by Mr. Powell.  Mr. Dimitrijevic is Founder and President of Everest Capital Inc., a global investment firm that manages hedge funds.

On June 11, 2008, Third Security, LLC, the former owner of the Manager, sold its ownership interest in the Manager to CMT Holdings, Inc.  The sale resulted in an assignment of the management agreement between the Funds and the Manager, which, for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), is deemed to automatically terminate the management agreement.  At a meeting held on June 10, 2008, in reliance on Rule 15a-4 under the 1940 Act, the Board of Trustees of the Funds, including a majority of the Funds’ Board who are not “interested persons,” as that term is defined in the 1940 Act, approved an Interim Investment Management Agreement on behalf of the Funds between the Manager and the Funds.  The Interim Investment Management Agreement became effective on June 11, 2008.  The Interim Investment Management Agreement will remain in effect with respect to a Fund until such time as the shareholders of such Fund approve a final management agreement or 150 days, whichever occurs first.

MANAGEMENT SERVICES.  Under the terms of the Interim Investment Management Agreement with the Funds, the Manager acts as investment adviser and, subject to the supervision of the Board, has overall responsibility for directing the investments of the Funds in accordance with its investment objective, policies and limitations.  SouthernSun provides the Funds with all necessary office facilities and personnel for servicing each Fund’s investments, compensates all officers of the Fund (except for Messrs. Koppler, Fisher, Rogers and Wagner) and all Trustees who are “interested persons” of the Trust or of the Manager, and all personnel of the Funds or the Manager performing services relating to research, statistical and investment activities.

In addition, the Manager, subject to the supervision of the Board, provides the management and administrative services necessary for the operation of the Funds.  These services include:  providing facilities for maintaining the Trust’s organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the Funds; preparing all general shareholder communications and conducting shareholder relations; maintaining the Funds’ records and the registration of the Funds’ shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the Funds; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

The following table sets forth the annual management fee rates payable by each Fund to the Manager pursuant to the Interim Investment Management Agreement, expressed as a percentage of the Fund’s average daily net assets:

FUND	ANNUAL MANAGEMENT FEE
New River Small Cap Fund	1.00%
New River Core Equity Fund	0.80%

Fees are computed daily and payable monthly. The following table sets forth the amount of management fees paid by each Fund to the Manager during the periods shown:

	One-month Period Ended	Fiscal Years Ended August 31,
	September 30, 2007	2007	2006	2005
New River Small Cap Fund	$45,776	$464,603	$144,733	$6,892
New River Core Equity Fund	$ 0	$ 0	$ 0	$ 0

The Manager has contractually agreed to waive its management fees and/or make payments to limit Fund expenses, other than extraordinary or non-recurring expenses, at least until January 31, 2010.  The expense limitations, expressed as a percentage of each Fund’s average daily net assets, along with the actual management fee waivers and expense reimbursements are presented in the table below for the periods shown:

		One-month Period Ended	Fiscal Years Ended August 31,
		September 30, 2007	2007	2006	2005
	Expense Limitation	Management Fee Waivers/ Reimbursements	Management Fee Waivers/ Reimbursements	Management Fee Waivers/ Reimbursements	Management Fee Waivers/ Reimbursements
New River Small Cap Fund	1.50%	$18,272	$107,490	$200,209	$227,574
New River Core Equity Fund	1.30%	$22,709	$173,693	$140,695	$129,850

Fees waived or expenses reimbursed may be recouped by the Manager from a Fund for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made by the Fund if it would result in the Fund exceeding the contractual expense limitation described above.

Expenses not expressly assumed by the Manager under the Interim Investment Management Agreement or by Northern Lights Distributors, LLC (formerly known as Aquarius Fund Distributors, LLC) under the Distribution Agreement are paid by the Trust.  Under the terms of the Interim Investment Management Agreement, the Trust is responsible for the payment of the following expenses among others: (a) the fees payable to the Manager, (b) the fees and expenses of Trustees who are not affiliated persons of the Manager, Sub-Adviser, or Distributor, (c) the fees and certain expenses of the Custodian and Transfer and Dividend Disbursing Agent, including the cost of maintaining certain required records of the Trust and of pricing the Trust’s shares, (d) the charges and expenses of legal counsel and independent accountants for the Trust, (e) brokerage commissions and any issue or transfer taxes chargeable to the Trust in connection with its securities transactions, (f) all taxes and corporate fees payable by the Trust to governmental agencies, (g) the fees of any trade association of which the Trust may be a member, (h) the cost of share certificates representing shares of the Trust, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Trust and of its shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Trust’s registration statements and prospectuses for such purposes, (k) all expenses of shareholders and Trustees’ meetings (including travel expenses of trustees and officers of the Trust who are directors, officers or employees of the Manager or Sub-Advisers) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust’s business.

The Funds and the Manager have received an exemptive order (the “Order”) that permits the Manager to hire or replace unaffiliated sub-advisers, subject to review and approval by the Board, without shareholder approval (the “Manager of Managers Arrangement”). The terms of the Order require that shareholders of a Fund approve the Manager of Managers Arrangement prior to its implementation with respect to that Fund.  As of the date of this Statement of Additional Information, only shareholders of the Core Equity Fund have approved this arrangement.  Therefore, the Manager of Managers Arrangement is only effective with respect to the Core Equity Fund.  In the event of a change in the Core Equity Fund’s Sub-Adviser, shareholders of the Core Equity Fund will be sent an information statement providing information about the new Sub-Adviser within 90 days of such change.

Sub-Adviser – SouthernSun. The June 11, 2008 sale of the Manager by Third Security, LLC to CMT Holdings, Inc., resulted in the termination of the Sub-Advisory Agreement between the Manager and SouthernSun on behalf of the Small Cap Fund.  At a meeting held on June 10, 2008, in reliance on Rule 15a-4 under the 1940 Act, the Board of Trustees of the Trust, including a majority of the Trust’s Board who are not “interested persons,” as that term is defined in the 1940 Act, approved an Interim Sub-Advisory Agreement on behalf of the Small Cap Fund between the Manager and SouthernSun.  The Interim Sub-Advisory Agreement became effective on June 11, 2008, and will remain in effect until such time as the shareholders of the Small Cap Fund approve a final sub-advisory agreement or 150 days, whichever occurs first.  Under the Interim Sub-Advisory Agreement SouthernSun has day-to-day responsibility for choosing investments for the Fund. Under the agreement, the Manager pays SouthernSun sub-advisory fees equal to 40% of the management fees paid to the Manager. If, however, the Manager, pursuant to the terms of the Interim Investment Management Agreement or other agreement, is required to reimburse the Fund for expenses or waive any portion of its management fee, then an amount equal to 40% of such management fee waiver shall be deducted from the monthly fee paid to SouthernSun.

SouthernSun is located at 6000 Poplar Avenue, Suite 220, Memphis, Tennessee 38119. SouthernSun is wholly owned by MWCAM, Inc., which is wholly owned by CMT Holdings, Inc.

Sub-Adviser – Howe and Rusling, Inc.  The June 11, 2008 sale of the Manager by Third Security, LLC to CMT Holdings, Inc., resulted in the termination of the Sub-Advisory Agreement between the Manager and Howe and Rusling on behalf of the Core Equity Fund.  At a meeting held on June 10, 2008, in reliance on Rule 15a-4 under the 1940 Act, the Board of Trustees of the Trust, including a majority of the Trust’s Board who are not “interested persons,” as that term is defined in the 1940 Act, approved an Interim Sub-Advisory Agreement on behalf of the Core Equity Fund between the Manager and Howe and Rusling.  The Interim Sub-Advisory Agreement became effective on June 11, 2008, and will remain in effect until such time as the shareholders of the Core Equity Fund approve a final sub-advisory agreement or 150 days, whichever occurs first.

Under the Interim Sub-Advisory Agreement Howe and Rusling has day-to-day responsibility for choosing investments for the Fund. Under the agreement, the Manager pays Howe and Rusling sub-advisory fees equal to 40% of the management fees paid by the Core Equity Fund to the Manager.  If, however, the Manager, pursuant to the terms of the Interim Investment Management Agreement or other agreement, is required to reimburse the Fund for expenses or waive any portion of its management fee, then an amount equal to 40% of such management fee waiver shall be deducted from the monthly fee paid to Howe and Rusling.

Howe and Rusling is located at 120 East Avenue, Rochester, New York 14604. Howe and Rusling is wholly owned by H&R Acquisition Corp., which is wholly owned by H&R of Rochester Corp. Craig D. Cairns, directly or indirectly, owns more than 50% of H&R of Rochester Corp. and Mary Lisa Sisson and Martin Cournan each own, directly or indirectly, more than 10% of H&R of Rochester Corp.  Mr. Cairns, along with Kurt Gelke and Michael Sisson, serve as directors of Howe and Rusling.  Mr. Cairns is President of Howe and Rusling.  Mr. Gelke serves as Chief Executive Officer of Magnus, Inc., as distributor of education software.  Mr. Sisson, husband of Mary Lisa Sisson, serves as Project Manager for Hi-Tech of Rochester, Inc., an incubator for start up businesses in the Rochester, New York area.

The Manager paid the following sub-advisory fees to SouthernSun (with respect to the Small Cap Equity Fund) and Howe and Rusling (with respect to the Core Equity Fund) during the periods shown:

	One-month Period Ended	Fiscal Years Ended August 31,
	September 30, 2007	2007	2006	2005
New River Small Cap Fund	$10,891	$142,845	$57,893	$2,757
New River Core Equity Fund	$0	$0	$0	$0

* * * * * * * * * * * *

Please Retain This Supplement for Your Future Reference.